INCOME TAX EXPENSE - Income Tax Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Abstract]
Earnings (loss) before income taxes	$ 119,828	$ 208,732
Statutory tax rate	26.00%	26.00%
Income tax expense (benefit)	$ 31,155	$ 54,270
Reconciling items:
Difference between statutory and foreign tax rates	2,978	9,127
Non-deductible share-based payments	1,843	2,741
Impact of foreign exchange on deferred income tax assets and liabilities	(4,589)	(3,080)
Non-deductible expenses	6,312	22,363
Change in unrecognized deferred tax assets	(219)	(2,758)
Other	554	8,193
Income tax expense	$ 38,034	$ 90,856